Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Research and development expenses							$ 264	$ 150	$ 202	$ 249
Number of identifiable assets	2						2		2
Useful life of assets	5 years						5 years		5 years	5 years
Recognized tax benefit percentage	50.00%						50.00%		50.00%
Fair value percentage	50.00%						50.00%		50.00%
Initial term	12 years						12 years		12 months
Revenue	$ 1,683		$ 2,218				$ 4,837	$ 5,491	$ 7,053	$ 5,375
Fair value of warrants							$ 1,500
Aspen-1 Acquisition Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue
Description of smaller reporting company regulation					The Company will remain a smaller reporting company until the last day of the fiscal year in which (1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior June 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior June 30.				The Company will remain a smaller reporting company until the last day of the fiscal year in which (1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior September 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior September 30.
unrecognized tax benefits
Accrued intrest and penalties
Dilutive instruments
Concentration Risk [Member] | Accounts Receivable [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of Customers									two	three
Nuclear Waste Disposal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Revenue									$ 6,481	$ 5,116
Nuclear Waste Disposal [Member] | Concentration Risk [Member] | Revenue [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage									92.00%	95.00%
Finite-Lived Intangible Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Useful life of assets	5 years						5 years		5 years
Furniture and Fixtures [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Useful life	7 years						7 years		7 years
Minimum [Member] | Office Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Useful life	3 years						3 years		3 years
Maximum [Member] | Office Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Useful life	5 years						5 years		5 years